Fair Value Measurement - Summary of Changes in Deferred Contingent Consideration Liabilities (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Beginning balance	$ 29
Acquisitions	8
Accretion of contingent consideration	0
Remeasurement of acquisition-related contingent consideration	(2)
Payments	(2)
Ending Balance	33	$ 29
Alight Holdings [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Beginning balance	$ 29	26	$ 22
Acquisitions		2	3
Accretion of contingent consideration		1
Remeasurement of acquisition-related contingent consideration			8
Payments			(7)
Ending Balance		$ 29	$ 26